Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2016
Shareholders' equity
Changes in shares of common stock outstanding

	Number of Shares
	Year ended March 31
	2014	2015	2016
Common stock outstanding at beginning of year	3,710,960,252	3,717,630,462	3,598,865,213

Common stock held in treasury:
Repurchases of common stock	(40,054,831)	(155,232,995)	(24,364,753)
Sales of common stock	1,920,457	5,251	686
Common stock issued to employees	44,689,800	36,461,000	33,879,000
Other net change in treasury stock	114,784	1,495	11,853

Common stock outstanding at end of year	3,717,630,462	3,598,865,213	3,608,391,999